Fair Value Measurement - Additional Information (Detail) - USD ($)										9 Months Ended		12 Months Ended
	Sep. 20, 2018	Aug. 13, 2018	Jan. 30, 2018	Jan. 30, 2018	Dec. 08, 2017	Aug. 09, 2017	Mar. 31, 2017	Oct. 19, 2016	May 04, 2016	Sep. 30, 2018	Sep. 30, 2017	Dec. 31, 2017	Dec. 31, 2016	Aug. 11, 2017
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning stock price	$ 3.285		$ 13.50	$ 13.50
Fixed asset purchases as equipment financings obligations										$ 270,000	$ 363,000	$ 719,000	$ 975,000
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value	$ 2,000,000	$ 8,400,000		$ 9,700,000	$ 100,000	$ 1,500,000	$ 2,800,000	$ 5,200,000	$ 2,000,000
Issuance of unregistered warrants to purchase shares of common stock	762,438	2,549,140	1,095,153	1,095,153	8,208	47,821	72,000		38,784
Overallotment issued to underwriter to purchase common stock, period								30 days
Purchase of common stock by underwriters to cover overallotments, per share								$ 30.99
Purchase of common stock by underwriters to cover overallotments, number of shares								20,904
Common stock, par value								$ 0.027		$ 0.0001		$ 0.0001	$ 0.0001
Grant date fair values of overallotment options								$ 800,000
Estimated grant date fair value of warrants	$ 2.57	$ 3.30	$ 8.82	$ 8.82				$ 17.10
Exercise price of unregistered warrants		$ 4.53	$ 4.53	$ 4.53	$ 25.50	$ 45.00	$ 75.00		$ 117.00					$ 45.00
Class of warrant or rights, term		5 years		5 years
Common stock warrants outstanding, intrinsic value												$ 0
Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of overallotment options to purchase common stock shares								45,500
Purchase of common stock by underwriters to cover overallotments, number of shares								45,500
Issuance of warrants to purchase shares of common stock			1,095,153	1,095,153
Roth Capital Partners, LLC and Feltl and Company, Inc. [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of unregistered warrants to purchase shares of common stock								303,333
Subsequent Event [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning stock price	3.285
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value		$ 8.4
Exercise price of unregistered warrants		$ 4.53	$ 4.53	$ 4.53
Warrants [Member] | Exercise Price [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Warrant exercise price					15.60	30.90	39.30	17.10	51.60
Estimated Fair Value Measurements, Nonrecurring [Member] | Level 3 Inputs [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Fixed asset purchases as equipment financings obligations										$ 274,000		$ 975,000	$ 719,000
Prefunded Warrants [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Exercise price of unregistered warrants	$ 3.275
Issuance of warrants to purchase shares of common stock	120,000
Common stock warrants outstanding, intrinsic value	$ 350,000
Prefunded Warrants [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock	120,000
Follow-on Public Offering [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning stock price			13.50	$ 13.50
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value				$ 9,700,000
Exercise price of unregistered warrants	$ 3.16	$ 4.53	$ 4.53	$ 4.53
Class of warrant or rights, term	5 years	5 years		5 years
Follow-on Public Offering [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock			1,095,153	1,095,153
Follow-on Public Offering [Member] | Subsequent Event [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Beginning stock price			$ 13.50	$ 13.50
Issuance of unregistered warrants to purchase shares of common stock, grant date fair value			$ 9,700,000
Exercise price of unregistered warrants			$ 15.00	$ 15.00
Class of warrant or rights, term				5 years
Follow-on Public Offering [Member] | Subsequent Event [Member] | Maximum [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Issuance of warrants to purchase shares of common stock			1,095,153	1,095,153